S000096484 [Member] Investment Strategy - Baron Financials ETF	Dec. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of Financials and Financials-related companies of any market capitalization as defined by BAMCO, Inc. (“BAMCO” or the “Adviser”). Financials and Financials related companies are companies that the Adviser determines own, operate, or have substantial investments in businesses that provide banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management; or develop, use, or rely on innovative technologies or services, in a significant way for banking, lending, capital markets, financial data analytics, insurance, payments, asset management or wealth management. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, including securities of companies in developing countries, however, investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.